Summary Of Significant Accounting Policies (Details2) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Net loss	$ (700,040)	$ (275,967)	$ (1,973,235)	$ (483,906)
Weighted-average common shares Outstanding (Basic)	43,520,923	40,000,000	42,455,871	19,222,934
Weighted-average common stock equivalents stock options				2,644,172
Weighted-average common shares Outstanding (Diluted)	43,520,923	40,000,000	42,455,871	21,687,106
NET LOSS PER COMMON SHARE
Basic and Diluted	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.03)